Investments in Partnerships and LLCs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Investments in unconsolidated entities	$ 1,172	$ 17,991
Noncontrolling Interest in Joint Ventures	$ 0	15,600
Minimum [Member]
Noncontrolling Interest [Line Items]
Ownership percentage (percent)	20.00%
Maximum [Member]
Noncontrolling Interest [Line Items]
Parent ownership percentage (percent)	58.00%
EM 646 [Member]
Noncontrolling Interest [Line Items]
Parent ownership percentage (percent)	58.20%
Distribution Made to Partners, Value of Land Distributed	$ 19,900	7,100
Variable Interest Entity, Not Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Contributions to unconsolidated entities	$ 2,900	$ 3,600	$ 100